Redeemable Convertible Preferred and Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Redeemable Convertible Preferred and Common Stock
Note 8. Redeemable Convertible Preferred and Common Stock
The Company’s common stock and warrants trade on the New York Stock Exchange under the symbol “OUST” and “OUSTWS”, respectively. Pursuant to the terms of the Second Amended and Restated Certificate of Incorporation, the Company is authorized and has available for issuance the following shares and classes of capital stock, each with a par value of $0.0001 per share: (i) 1,000,000,000 shares of common stock; (ii) 100,000,000 shares of preferred stock. Immediately following the Merger, there were 161,449,205 shares of common stock with a par value of $0.0001, and 15,999,996 warrants outstanding. The holder of each share of common stock is entitled to one vote.
The Company has retroactively adjusted the shares issued and outstanding prior to March 11, 2021 to give effect to the exchange ratio established in the Merger Agreement to determine the number of shares of common stock into which they were converted.
Immediately prior to the Merger, OTI’s certificate of incorporation, as amended, authorized it to issue 342,367,887 shares of $0.00001 par value, with 210,956,516 shares designated as common stock and 131,411,372 shares of redeemable convertible preferred stock.
Series Seed Financing and conversion
In April 2016, OTI issued 1,887,253 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $1.8 million, net of $0.1 million stock issuance costs. In April 2016, OTI issued 44,256 shares to an investor upon conversion of a note having a balance of principal and interest of $45,000. In May 2016, OTI issued 563,725 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $0.6 million. In July 2016, OTI issued 445,942 shares of Series Seed redeemable convertible preferred stock at $1.02 per share for net proceeds of $0.5 million.
In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all the outstanding Series Seed redeemable convertible preferred stock shares were converted to 2,941,176 shares of OTI’s common stock.
Series A Financing and conversion
In October 2017, OTI issued 1,324,511 shares of Series A Preferred Stock at $11.3158 per share for net proceeds of $14.8 million, net of $0.2 million of stock issuance costs. In October 2017, OTI issued 1,253,556 shares of Series A Preferred Stock upon conversion of multiple notes having a principal and interest balance of $4.6 million. In December 2017, OTI issued 715,712 shares of Series A Preferred Stock at $11.3158 per share for net proceeds of $8.1 million.
In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all of the outstanding Series A redeemable convertible preferred stock shares were converted to 3,293,779 shares of OTI’s common stock.
Series B Financing
In April 2020, OTI issued 45,185,071 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $15.1 million, less $0.1 million of stock issuance costs. In May 2020, OTI issued 17,320,031 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $5.8 million, less $0.1 million of stock issuance costs. In July 2020, OTI issued 37,970,846 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $12.5 million, less $0.1 million of stock issuance costs. In August 2020, OTI issued 25,286,587 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $8.4 million, less $0.1 million of stock issuance costs.
On March 11, 2021, upon the closing of the Transaction pursuant to the Merger Agreement (Note 1), all of the outstanding redeemable convertible preferred stock was converted to the Company’s common stock pursuant to the conversion rate effective immediately prior to the Transaction and the remaining amount was reclassified to additional paid-in
capital. As of June 30, 2021, the Company does not have any redeemable convertible preferred stock outstanding.
Prior to the Merger, redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.33	131,411,372	88,434,754	$41,791	$39,225

Prior to the Merger, the significant features of OTI’s redeemable convertible preferred stock were as follows:
Dividend provisions
The Series Seed, Series A and Series B preferred stockholders are entitled to receive dividends prior and in preference to any dividends on the common stock, at a rate of $0.0612, $0.6789 and $0.019938 per share, respectively, per annum on a non-cumulative
basis, when and if declared by the board of directors, subject to the prior rights of the preferred stockholders. After payment of such dividend, any additional dividends would be distributed among the holders of the preferred stock and common stock pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all shares of preferred stock into common stock).
Liquidation preference
In the event of liquidation, dissolution or winding up of the Company, merger or a reduction of capital through the sale or lease of all or substantial part of the business of the Company, before any distribution or payment were to be made to the holders of common stock, the holders of Series Seed, Series A and Series B redeemable convertible preferred stock were entitled to receive $1.02, $11.3518 and $0.3323 per share (subject to adjustment in the event of any share dividend, share split, combination, or other recapitalization), respectively, plus any declared but unpaid dividends on such shares. If the assets and funds were insufficient for such distribution, they were entitled to receive a pro rata distribution, based on the relative preferred stock ownership and in proportion to the preferential amount each such holder is otherwise entitled. If the assets and funds are in excess of amounts distributed to the preferred stockholders, the remaining assets and funds shall be distributed pro rata to the holders of the common stock. If the holders of the redeemable convertible preferred stock would receive a greater distribution if they converted to common stock, then such conversion would have been assumed prior to distribution.
Conversion rights
The holders of Series Seed, Series A and Series B redeemable convertible preferred stock had a right to convert their stock into nonassessable shares of common stock at a conversion rate equal to their respective liquidation preferences divided by a conversion price of $1.02, $11.3518 and $0.3323, respectively, which was adjusted for any stock splits, stock dividends, combination, subdivisions, recapitalizations or similar transactions. On March 11, 2021, upon the closing of the Transaction pursuant to the Merger Agreement (Note 1), all of the outstanding redeemable convertible preferred stock was converted to the Company’s common stock pursuant to the conversion rate effective immediately prior to the Transaction and the remaining amount was reclassified to additional paid-in
capital.
Redemption rights
The redeemable convertible preferred stock were recorded in mezzanine equity because while it was not currently redeemable, it could become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that were considered not solely within the Company’s control for an amount equal to the shares respective liquidation preference plus declared and unpaid dividends.
Voting rights
Each holder of redeemable convertible preferred stock was entitled to the number of votes equal to the number of shares of common stock into which such redeemable convertible preferred stock could then be converted and, with respect to such vote, holders of redeemable convertible preferred stock were entitled to vote together with the holders of common stock as a single class on all matters.

Note 10. Redeemable Convertible Preferred and Common Stock
The Company’s certificate of incorporation, as amended, authorizes it to issue 342,367,887 shares of $0.00001 par value, with 210,956,516 shares designated as common stock and 131,411,372 shares of redeemable convertible preferred stock. The holder of each share of common stock is entitled to one vote. The holders of outstanding common stock are entitled to elect four directors.
Series Seed Financing and conversion
In April 2016, the Company issued 1,327,094 shares of Series Seed redeemable convertible preferred stock at $1.45 per share for net proceeds of $1.8 million, net of $0.1 million stock issuance costs. In April 2016, the Company issued 31,120 shares to an investor upon conversion of a note having a balance of principal and interest of $45,000. In May 2016, the Company issued 396,405 shares of Series Seed redeemable convertible preferred stock at $1.45 per share for net proceeds of $0.6 million. In July 2016, the Company issued 313,581 shares of Series Seed redeemable convertible preferred stock at $1.45 per share for net proceeds of $0.5 million.
In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all the outstanding Series Seed redeemable convertible preferred stock shares were converted to 2,068,201 shares of the Company’s common stock.
Series A Financing and conversion
In October 2017, the Company issued 931,381 shares of Series A Preferred Stock at $16.09 per share for net proceeds of $14.8 million, net of $0.2 million of stock issuance costs. In October 2017, the Company issued
881,486 shares of Series A Preferred Stock upon conversion of multiple notes having a principal and interest balance of $4.6 million. In December 2017, the Company issued 503,280 shares of Series A Preferred Stock at $16.09 per share for net proceeds of $8.1 million.
In April 2020, in order to induce the closing of the Series B Financing, the holders exercised the embedded conversion feature and all of the outstanding Series A redeemable convertible preferred stock shares were converted to 2,316,147 shares of the Company’s common stock.
Series B Financing
In April 2020, the Company issued 31,773,617 shares of Series B redeemable convertible preferred stock at $0.47 per share for net proceeds of $15.1 million, less $0.1 million of stock issuance costs. In May 2020, the Company issued 12,179,245 shares of Series B redeemable convertible preferred stock at $0.47 per share for net proceeds of $5.8 million, less $0.1 million of stock issuance costs. In July 2020, the Company issued 26,700,658 shares of Series B redeemable convertible preferred stock at $0.47 per share for net proceeds of $12.5 million, less $0.1 million of stock issuance costs. In August 2020, the Company issued 17,781,234 shares of Series B redeemable convertible preferred stock at $0.47 per share for net proceeds of $8.4 million, less $0.1 million of stock issuance costs. Redeemable convertible preferred stock as of December 31, 2019, consisted of the following (in thousands, except share and per share data):

	December 31, 2019
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series seed	$1.45	2,068,201	2,068,201	$3,000	$2,911
Series A	$16.09	2,353,432	2,316,147	37,272	37,105

		4,421,633	4,384,348	$40,272	$40,016

Redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.47	131,411,372	88,434,754	$41,791	$39,225

The significant features of the Company’s redeemable convertible preferred stock are as follows:
Dividend provisions
The Series Seed, Series A and Series B preferred stockholders are entitled to receive dividends prior and in preference to any dividends on the common stock, at a rate of $0.0870, $0.9655 and $0.0284 per share, respectively, per annum on a non-cumulative
basis, when and if declared by the board of directors, subject to the prior rights of the preferred stockholders. After payment of such dividend, any additional dividends shall be distributed among the holders of the preferred stock and common stock pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all shares of preferred stock into common stock).
Liquidation preference
In the event of liquidation, dissolution or winding up of the Company, merger or a reduction of capital through the sale or lease of all or substantial part of the business of the Company, before any distribution or payment shall be made to the holders of common stock, the holders of Series Seed, Series A and Series B redeemable convertible preferred stock shall receive $1.45, $16.14 and $0.47 per share (subject to adjustment in the event of any share dividend, share split, combination, or other recapitalization), respectively, plus any declared but unpaid dividends on such shares. If the assets and funds are insufficient for such distribution, they shall receive a pro rata distribution, based on the relative preferred stock ownership and in proportion to the preferential amount each such holder is otherwise entitled. If the assets and funds are in excess of amounts distributed to the preferred stockholders, the remaining assets and funds shall be distributed pro rata to the holders of the common stock. If the holders of the redeemable convertible preferred stock would receive a greater distribution if they converted to common stock, then such conversion will be assumed prior to distribution.
Conversion rights
The holders of Series Seed, Series A and Series B redeemable convertible preferred stock have a right to convert their stock into nonassessable shares of common stock at a conversion rate equal to their respective liquidation preferences divided by a conversion price of $1.45, $16.14 and $0.47, respectively, which is adjusted for any stock splits, stock dividends, combination, subdivisions, recapitalizations or similar transactions.
Shares of Series B redeemable convertible preferred stock shall automatically be converted into shares of common stock upon the earlier of (a) the closing of the sale of shares of common stock to the public at a minimum price of $
1.41
per share, subject to appropriate adjustment in the event of any stock splits, stock dividends, combinations, subdivisions, recapitalizations or similar transactions with respect to common stock, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $75.0 million of gross cash proceeds to the Company or (b)(i) upon vote or written consent of a majority of the then outstanding shares of the Series Seed redeemable convertible preferred stock, voting as a separate series on an as-converted
basis or (ii) upon vote or written consent of the majority of the then outstanding shares of the Series B redeemable convertible preferred stock, voting as a separate series on an as-converted
basis, respectively.
Redemption rights
The redeemable convertible preferred stock is recorded in mezzanine equity because while it is not currently redeemable, it may become redeemable at the option of the preferred stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control for an amount equal to the shares respective liquidation preference plus declared and unpaid dividends.
Voting rights
Each holder of redeemable convertible preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which such redeemable convertible preferred stock could then be converted and, with respect to such vote, holders of redeemable convertible preferred stock are entitled to vote together with the holders of common stock as a single class on all matters.
Election of Directors
As long as at least 7,500,000 shares of the Series B redeemable convertible preferred stock originally issued remain outstanding, then the holders of the Series Seed redeemable convertible preferred stock are entitled to elect two directors.